Share Based Compensation Plans - Schedule of Compensation Cost Recognized (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		$ 21,561	$ 17,918	$ 23,471
IPO India Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		1,198	1,572	2,140
JSOP Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized			615	3,622
Option Award Scheme 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized			197	699
2014 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized		47	(22)	1,427
2015 Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized	[1]	3,059	100	328
Other Share Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized	[2]	5,346	7,283	4,405
Management Scheme (Staff Share Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation cost recognized	[3]	$ 11,911	$ 8,173	$ 10,850

[1]	Includes of 1,305,399 options granted towards Share Plan 2015 during twelve months ended March 31, 2019 at an average exercise price of $14.86 per share and average grant date fair value $2.6 per share.
[2]	Includes Restricted Share Unit (RSU) and Other share option plans
[3]	Includes 1,400,000 shares granted twelve months ended March 31, 2019 to management personnel.